SEGMENT REPORTING (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated	$ 9,445,116	$ 9,961,822	$ 19,173,990	$ 20,707,880	$ 39,904,448	$ 26,748,988
U S A Investment Fund Management [Member]
Consolidated					25,169,182	15,459,061
U S A Beauty Products And Other [Member]
Consolidated					3,756,512	3,883,953
New Zealand Food Industry Segment [Member]
Consolidated					8,263,267	4,745,821
Canada Security Alarm [Member]
Consolidated					$ 2,715,487	$ 2,660,153